Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2012
Entity Registrant Name	dei_EntityRegistrantName	HARTFORD SERIES FUND INC
Entity Central Index Key	dei_EntityCentralIndexKey	0001053425
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 29, 2013
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2013
HARTFORD BALANCED HLS FUND (Prospectus Summary) | HARTFORD BALANCED HLS FUND | IA
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HADAX
HARTFORD BALANCED HLS FUND (Prospectus Summary) | HARTFORD BALANCED HLS FUND | IB
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAIBX
HARTFORD CAPITAL APPRECIATION HLS FUND (Prospectus Summary) | HARTFORD CAPITAL APPRECIATION HLS FUND | IA
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIACX
HARTFORD CAPITAL APPRECIATION HLS FUND (Prospectus Summary) | HARTFORD CAPITAL APPRECIATION HLS FUND | IB
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIBCX
HARTFORD DISCIPLINED EQUITY HLS FUND (Prospectus Summary) | HARTFORD DISCIPLINED EQUITY HLS FUND | IA
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIAGX
HARTFORD DISCIPLINED EQUITY HLS FUND (Prospectus Summary) | HARTFORD DISCIPLINED EQUITY HLS FUND | IB
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBGIX
HARTFORD DIVIDEND AND GROWTH HLS FUND (Prospectus Summary) | HARTFORD DIVIDEND AND GROWTH HLS FUND | IA
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIADX
HARTFORD DIVIDEND AND GROWTH HLS FUND (Prospectus Summary) | HARTFORD DIVIDEND AND GROWTH HLS FUND | IB
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDGBX
HARTFORD GLOBAL GROWTH HLS FUND (Prospectus Summary) | HARTFORD GLOBAL GROWTH HLS FUND | IA
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIALX
HARTFORD GLOBAL GROWTH HLS FUND (Prospectus Summary) | HARTFORD GLOBAL GROWTH HLS FUND | IB
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBGLX
Hartford Global Research HLS Fund (Prospectus Summary) | Hartford Global Research HLS Fund | IA
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVGAX
Hartford Global Research HLS Fund (Prospectus Summary) | Hartford Global Research HLS Fund | IB
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVGBX
HARTFORD GROWTH HLS FUND (Prospectus Summary) | HARTFORD GROWTH HLS FUND | IA
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGIAX
HARTFORD GROWTH HLS FUND (Prospectus Summary) | HARTFORD GROWTH HLS FUND | IB
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBGRX
HARTFORD HEALTHCARE HLS FUND (Prospectus Summary) | HARTFORD HEALTHCARE HLS FUND | IA
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIAHX
HARTFORD HEALTHCARE HLS FUND (Prospectus Summary) | HARTFORD HEALTHCARE HLS FUND | IB
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBGHX
HARTFORD HIGH YIELD HLS FUND (Prospectus Summary) | HARTFORD HIGH YIELD HLS FUND | IA
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIAYX
HARTFORD HIGH YIELD HLS FUND (Prospectus Summary) | HARTFORD HIGH YIELD HLS FUND | IB
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBHYX
HARTFORD INDEX HLS FUND (Prospectus Summary) | HARTFORD INDEX HLS FUND | IA
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIAIX
HARTFORD INDEX HLS FUND (Prospectus Summary) | HARTFORD INDEX HLS FUND | IB
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBIDX
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND (Prospectus Summary) | HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND | IA
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIAOX
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND (Prospectus Summary) | HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND | IB
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBIOX
HARTFORD MIDCAP HLS FUND (Prospectus Summary) | HARTFORD MIDCAP HLS FUND | IA
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIMCX
HARTFORD MIDCAP HLS FUND (Prospectus Summary) | HARTFORD MIDCAP HLS FUND | IB
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBMCX
HARTFORD MIDCAP VALUE HLS FUND (Prospectus Summary) | HARTFORD MIDCAP VALUE HLS FUND | IA
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMVIX
HARTFORD MIDCAP VALUE HLS FUND (Prospectus Summary) | HARTFORD MIDCAP VALUE HLS FUND | IB
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBMVX
HARTFORD MONEY MARKET HLS FUND (Prospectus Summary) | HARTFORD MONEY MARKET HLS FUND | IA
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIAXX
HARTFORD MONEY MARKET HLS FUND (Prospectus Summary) | HARTFORD MONEY MARKET HLS FUND | IB
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBMXX
HARTFORD SMALL COMPANY HLS FUND (Prospectus Summary) | HARTFORD SMALL COMPANY HLS FUND | IA
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIASX
HARTFORD SMALL COMPANY HLS FUND (Prospectus Summary) | HARTFORD SMALL COMPANY HLS FUND | IB
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDMBX
HARTFORD STOCK HLS FUND (Prospectus Summary) | HARTFORD STOCK HLS FUND | IA
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSTAX
HARTFORD STOCK HLS FUND (Prospectus Summary) | HARTFORD STOCK HLS FUND | IB
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIBSX
HARTFORD TOTAL RETURN BOND HLS FUND (Prospectus Summary) | HARTFORD TOTAL RETURN BOND HLS FUND | IA
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIABX
HARTFORD TOTAL RETURN BOND HLS FUND (Prospectus Summary) | HARTFORD TOTAL RETURN BOND HLS FUND | IB
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBNBX
HARTFORD VALUE HLS FUND (Prospectus Summary) | HARTFORD VALUE HLS FUND | IA
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIAVX
HARTFORD VALUE HLS FUND (Prospectus Summary) | HARTFORD VALUE HLS FUND | IB
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBVLX